Intangible Assets (Composition) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets [Line Items]
Balance at beginning of period	$ 652
Balance at end of period	670	$ 652
Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	1,046	1,041
Additions	21	18
Additions in respect of business combinations	26
Exit from consolidation	(15)
Translation differences	29	(13)
Balance at end of period	1,107	1,046
Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	394	370
Exit from consolidation	(5)
Amortization for the year	28	28
Translation differences	15	(4)
Impairment of intangible assets	5
Balance at end of period	437	394
Goodwill [Member]
Intangible assets [Line Items]
Balance at beginning of period	302
Balance at end of period	320	302
Goodwill [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	323	331
Additions	0	0
Additions in respect of business combinations	18
Exit from consolidation	0
Translation differences	0	(8)
Balance at end of period	341	323
Goodwill [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	21	22
Exit from consolidation	0
Amortization for the year	0	0
Translation differences	0	(1)
Impairment of intangible assets	0
Balance at end of period	21	21
Concessions and mining rights [Member]
Intangible assets [Line Items]
Balance at beginning of period	139
Balance at end of period	144	139
Concessions and mining rights [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	209	210
Additions	0	0
Additions in respect of business combinations	0
Exit from consolidation	0
Translation differences	9	(1)
Balance at end of period	218	209
Concessions and mining rights [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	70	68
Exit from consolidation	0
Amortization for the year	2	2
Translation differences	2	0
Impairment of intangible assets	0
Balance at end of period	74	70
Trademarks [Member]
Intangible assets [Line Items]
Balance at beginning of period	58
Balance at end of period	58	58
Trademarks [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	86	88
Additions	0	0
Additions in respect of business combinations	0
Exit from consolidation	0
Translation differences	6	(2)
Balance at end of period	92	86
Trademarks [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	28	26
Exit from consolidation	0
Amortization for the year	3	3
Translation differences	3	(1)
Impairment of intangible assets	0
Balance at end of period	34	28
Technology / patents [Member]
Intangible assets [Line Items]
Balance at beginning of period	32
Balance at end of period	27	32
Technology / patents [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	75	75
Additions	0	0
Additions in respect of business combinations	0
Exit from consolidation	(5)
Translation differences	5	0
Balance at end of period	75	75
Technology / patents [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	43	39
Exit from consolidation	(2)
Amortization for the year	4	5
Translation differences	3	(1)
Impairment of intangible assets	0
Balance at end of period	48	43
Customer relationships [Member]
Intangible assets [Line Items]
Balance at beginning of period	62
Balance at end of period	49	62
Customer relationships [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	176	178
Additions	0	0
Additions in respect of business combinations	1
Exit from consolidation	(10)
Translation differences	5	(2)
Balance at end of period	172	176
Customer relationships [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	114	105
Exit from consolidation	(3)
Amortization for the year	9	10
Translation differences	3	(1)
Impairment of intangible assets	0
Balance at end of period	123	114
Exploration and evaluation assets [Member]
Intangible assets [Line Items]
Balance at beginning of period	18
Balance at end of period	14	18
Exploration and evaluation assets [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	44	39
Additions	2	5
Additions in respect of business combinations	0
Exit from consolidation	0
Translation differences	2	0
Balance at end of period	48	44
Exploration and evaluation assets [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	26	25
Exit from consolidation	0
Amortization for the year	1	1
Translation differences	2	0
Impairment of intangible assets	5
Balance at end of period	34	26
Computer application [Member]
Intangible assets [Line Items]
Balance at beginning of period	31
Balance at end of period	42	31
Computer application [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	99	87
Additions	18	12
Additions in respect of business combinations	0
Exit from consolidation	0
Translation differences	1	0
Balance at end of period	118	99
Computer application [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	68	63
Exit from consolidation	0
Amortization for the year	7	5
Translation differences	1	0
Impairment of intangible assets	0
Balance at end of period	76	68
Other Intangible Assets [Member]
Intangible assets [Line Items]
Balance at beginning of period	10
Balance at end of period	16	10
Other Intangible Assets [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	34	33
Additions	1	1
Additions in respect of business combinations	7
Exit from consolidation	0
Translation differences	1	0
Balance at end of period	43	34
Other Intangible Assets [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	24	22
Exit from consolidation	0
Amortization for the year	2	2
Translation differences	1	0
Impairment of intangible assets	0
Balance at end of period	$ 27	$ 24